Label	Element	Value
Nuance Concentrated Value Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuance Concentrated Value Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the Nuance Concentrated Value Long-Short Fund (the “Fund”) is to provide long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 27, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by taking long positions in securities priced below, and short positions in securities priced above, their estimated intrinsic value as determined by Nuance Investments, LLC (the “Adviser”). Under normal market conditions, the Fund will take long positions in 15-35 securities, and will take short positions in up to 50 securities, with both the long and short positions consisting primarily of common stocks of any capitalization of companies organized in the United States. When the Fund takes a long position, it purchases a stock outright. When the Fund takes a short position, it sells, at the current market price, a stock it does not own but has borrowed in anticipation that the market price of the stock will decline. To complete, or close out, the short sale transaction, the Fund subsequently is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan.  The Fund makes money when the market price of the borrowed stock goes down and the Fund is able to replace it for less than it realized by selling it earlier. Conversely, if the price of the stock goes up after the short sale, the Fund will lose money because it will have to pay more to replace the borrowed stock than it received when it sold the stock short.

Although the Fund will invest primarily in the common stocks of U.S. companies, the Fund may invest up to 25% of its long assets in common stocks of foreign companies that are organized and headquartered in countries classified as “developed” by MSCI.  As of September 30, 2015, MSCI classified the following countries as “developed”: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using a classic value strategy that employs extensive quantitative screening and a bottom-up fundamental research process. When selecting securities to hold long, the Adviser seeks to identify leading businesses selling at a discount to fair value, with the potential to generate above-average rates of return over time. The Adviser searches across a range of industries and market sectors for companies that the Adviser believes are high quality, though temporarily out of favor. The Adviser seeks to select companies that have leading and sustainable competitive positions and above-average financial strength that trade at a discount to the Adviser’s internal view of intrinsic value and that also display downside protection. When selecting securities to sell short, the Adviser seeks to identify companies across a range of industries and sectors that have average or below average competitive positions and unattractive risk reward profiles.

The Adviser will sell an investment held long when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when its competitive position or financial situation erodes beyond the Adviser’s expectations. Conversely, the Adviser will close a short position, or buy the security to cover a short investment, when the security no longer has an attractive risk reward profile or when the security’s competitive position or financial situation improves beyond the Adviser’s expectations. The Adviser expects the Fund’s active trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Fund intends to maintain net exposure (the market value of long positions minus the market value of short positions) of between 100% net long and 25% net short.  Under normal market conditions, the Fund’s long positions may range from 75% to 100% and its short positions may range from 0% to 100%.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests.

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Foreign Securities Risk.  Investments in securities of foreign companies involves risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.

Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.

Short Sales Risk.  In establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security or closes out the position, the Fund will experience a loss. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs that the Fund must pay to a lender of the security. Because the Fund may invest the proceeds of a short sale, another risk of short selling is similar to the effect of leverage, in that it amplifies changes in the Fund’s NAV and may increase losses and the volatility of returns. The extent of such loss, because it stems from increases in the value of the security sold short, is theoretically unlimited.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Updated performance information will be available on the Fund’s website at www.nuanceinvestments.com/longshort-fund or by calling 1-855-NUANCE3 (1-855-682-6233).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-682-6233
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuanceinvestments.com/longshort-fund
Nuance Concentrated Value Long-Short Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.23%	[1]
Dividend and Interest Expense on Short Sales	rr_Component3OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.95%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 190
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,013
Nuance Concentrated Value Long-Short Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	2.23%	[1]
Dividend and Interest Expense on Short Sales	rr_Component3OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.08%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 940

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Nuance Investments, LLC (the "Adviser") has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees reduced and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and when fees and expenses are being recouped. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least August 27, 2017. Thereafter, the agreement may be terminated at any time upon 60 days' written notice by the Trust's Board of Trustees (the "Board") or the Adviser, with the consent of the Board.